STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common stock warrants
Class of Warrant or Right [Line Items]
Schedule of warrants

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2026	60,481	$17.50 - $3,500.00	$314.00	2.81
Issued	708,376		29.08
Exercised	(2,130)		—
Expired	(564)		17.50 - 3,500.00
Warrants outstanding at June 30, 2026	766,163	$17.50 - $3,500.00	$49.06	2.54

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2025	103,433	$17.50 - $3,500.00	$274.00	2.26
Issued	8,000		137.50
Exercised	(4)		17.50
Expired	(51,000)		150.00
Warrants outstanding at December 31, 2025	60,429	$17.50 - $3,500.00	$314.01	2.81

Pre funded warrants
Class of Warrant or Right [Line Items]
Schedule of warrants

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2026	30,650	$0.4850
Issued	20,644	0.0050
Exercised	(43,489)	0.0050
Expired	—	—
Pre-funded warrants outstanding at June 30, 2026	7,805	$1.8812

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2025	46,375	$0.32
Issued	25,649	0.0050
Exercised	(41,378)	0.0050
Expired	—	—
Pre-funded warrants outstanding at December 31, 2025	30,646	$0.4839

Black Scholes Calculation Input [Member]
Class of Warrant or Right [Line Items]
Schedule of warrants

October 31,
2025
Expected term (years)	2.5
Risk-free interest rate	3.60%
Expected volatility	50%
Expected dividend yield	0%